UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-21955

Stewart Capital Mutual  Funds
(Exact name of Registrant as specified in charter)

800 Philadelphia Street
Indiana, PA 15701
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street, Suite A
Milwaukee, WI 53233

Copy to:
JoAnn M. Strasser
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: (724) 465-1443

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

FORM N-Q

Item 1.  Schedule of Investments.

Stewart Capital Mid Cap Fund
Schedule of Investments March 31, 2010 (Unaudited)
	Shares	Value
COMMON STOCKS 90.5%
Banks 1.4%
Northwest Bancshares, Inc.	26,014	$305,404

Capital Goods 8.4%
Cummins, Inc.	8,099	501,733
EMCOR Group, Inc. *	33,791	832,272
McDermott International, Inc. *	18,707	503,593
		1,837,598

Consumer Services 3.1%
Matthews International Corp.	19,263	683,836

Diversified Financials 2.3%
Federated Investors, Inc.	18,810	496,208

Energy 8.1%
CARBO Ceramics, Inc.	7,549	470,605
Enerplus Resources Fund	20,650	489,611
General Maritime Corp.	111,168	799,298
		1,759,514

Food & Staples Retailing 3.0%
Weis Markets, Inc.	18,291	665,061

Food, Beverage & Tobacco 3.7%
J.M. Smucker Co. (The)	13,457	810,919

Health Care Equipment & Services 6.2%
C.R. Bard, Inc.	5,706	494,254
Catalyst Health Solutions, Inc. *	7,963	329,509
Varian Medical Systems, Inc. *	9,513	526,354
		1,350,117

Materials 14.0%
CF Industries Holdings, Inc.	6,626	604,159
FMC Corp.	11,126	673,568
Sociedad Quimica y Minera de Chile SA (American Depositary Receipt)	12,832	479,788
Southern Copper Corp.	26,549	840,807
Thompson Creek Metals Co., Inc. *	33,516	453,471
		3,051,793

Media 3.2%
Meredith Corp.	20,633	709,982

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Perrigo Co.	9,175	538,756

Software & Services 11.0%
Akamai Technologies, Inc. *	28,504	895,310
Micros Systems, Inc. *	21,189	696,694
Net 1 UEPS Technologies, Inc. *	16,735	307,757
WebMD Health Corp. *	10,715	496,962
		2,396,723

Technology Hardware & Equipment 11.2%
3Com Corp. *	97,048	746,299
Flextronics International Ltd. *	112,101	878,872
Western Digital Corp. *	20,743	808,770
		2,433,941

Telecommunication Services 2.5%
Syniverse Holdings, Inc. *	28,193	548,918

Transportation 4.1%
Kirby Corp. *	23,293	$888,628

Utilities 5.8%
Nicor, Inc.	11,227	470,636
Oneok, Inc.	17,470	797,505
		1,268,141

Total Common Stocks (Cost $16,312,523)		19,745,539

	Shares or Principal Amount
CONVERTIBLE BOND 2.0%
Insurance 2.0%
Old Republic International Corp., 8.00%, 5/15/2012	$350,000	438,375

Total Convertible Bond (Cost $374,576)		438,375

LIMITED PARTNERSHIP INTEREST 2.4%
Materials 2.4%
Terra Nitrogen Co. LP	6,820	516,819

Total Limited Partnership Interest (Cost $710,275)		516,819

SHORT TERM INVESTMENT 5.2%
Federated Prime Obligations Fund, 0.10% **	1,131,377	1,131,377

Total Short Term Investment (Cost $1,131,377)		1,131,377

Total Investments 100.1% (Cost $18,528,751)		21,832,110
Liabilities less Other Assets (0.1)%		(26,632)

Net Assets 100.0%		$21,805,478

* Non-income producing
** Represents 7-day effective yield as of March 31, 2010.
See Notes to the Schedule of Investments.

Notes to Schedule of Investments

Organization
The Stewart Capital Mutual Fund (the “Trust”) was organized on September 22, 2006 as a Delaware business trust and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Trust currently consists of one investment portfolio: Stewart Capital Mid Cap Fund (the “Fund”).  Stewart Capital Advisors, LLC (the “Adviser”) is the Fund’s investment adviser.  The Fund commenced investment operations at the close of business December 29, 2006.  Prior to December 29, 2006, the only activity was the seed capital investment of $100,000 by the Adviser to the Fund.

Investment Valuation
In determining the NAV of the Fund’s shares, common stocks that are listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market.  Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the average of the current bid and asked prices on such exchanges. Unlisted securities held by the Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the OTC market.  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Any securities for which there are no readily available market quotations will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees.  The fair value of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it was to sell the security at approximately the time at which the Fund determines its net asset value per share.

Federal Income Tax Information
At March 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$18,657,969

Gross unrealized appreciation	$3,738,472
Gross unrealized depreciation	(564,331)

Net unrealized appreciation	$3,174,141

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
▪
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of 3/31/2010:

Investment in Securities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	19,745,539	-	-	19,745,539
Convertible Bond	-	438,375	-	438,375
Limited Partnership Interest	516,819	-	-	516,819
Short Term Investment	1,131,377	-	-	1,131,377
Total	$21,393,735	$438,375	$-	$21,832,110

The Fund did not hold any Level 3 securities during the period ended March 31, 2010.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stewart Capital Mutual Funds

By:  /s/ Malcolm E. Polley
       Malcolm E. Polley
       Principal Executive Officer

Date:   May 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Malcolm E. Polley
       Malcolm E. Polley
       Principal Executive Officer

Date:   May 19, 2010

By:  /s/ Timothy P. McKee
       Timothy P. McKee
       Principal Financial Officer

Date:   May 19, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)